INTANGIBLE ASSETS (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Definite Lived Intangible Assets
Total Definite Lived Intangible Assets		$ 5,364,000	$ 10,890,000
Less Accumulated Amortization		(2,321,020)	(1,186,665)
Total Future Amortization Expense		3,042,980	9,703,335
Total Indefinite Lived Intangible Assets		18,170,000	26,218,500
Total Intangible Assets, Net		21,212,980	35,921,835
Amortization
Amortization Expense		1,134,355	977,998
Impairment recognized		14,902,928	0
Dispensary Licenses
Definite Lived Intangible Assets
Total Indefinite Lived Intangible Assets		18,170,000	26,218,500
Intellectual Property
Definite Lived Intangible Assets
Total Definite Lived Intangible Assets		4,777,000	8,290,000
Customer Relationships
Definite Lived Intangible Assets
Total Definite Lived Intangible Assets		587,000	$ 2,600,000
Cannabis License | Retail and biomass
Amortization
Impairment recognized		$ 9,376,928
Customer relationships and intellectual property | Consumer package goods
Amortization
Impairment recognized	$ 5,526,000